Schedule of Asset Retirement Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation
Beginning balance	$ 5,316,470	$ 8,993,108
Additions	797,102
Accretion expense	219,536	264,075
Impact of hyperinflation	(599,096)	(69,379)
Currency translation adjustment	603,856
Change in estimate	(90,841)	(3,871,334)
Ending balance	$ 6,247,027	$ 5,316,470